CURRENT AND LONG-TERM RECEIVABLES - Schedule of Current Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	$ (516)	$ (515)	$ (651)	$ (674)	$ (771)	$ (716)
Nonrelated party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer receivables	5,590	5,952		5,676
Non-income based tax receivables	1,101	1,048		981
Supplier advances and other receivables	817	924		517
Other receivables	1,917	1,972		1,498
Allowance for credit losses	(516)	(515)		(674)
Total current receivables – net	$ 6,992	$ 7,409		$ 6,500